Other Current Assets (Tables)	9 Months Ended
Sep. 30, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of other current assets
Other current assets consist of the following:

(in thousands of $)	September 30, 2024	December 31, 2023
Receivable from bp (1)	70,033	—
LOA prepayments (2)	22,598	—
MTM asset on TTF linked commodity swap derivatives (note 20)	12,291	48,079
Interest receivable from money market deposits and bank accounts (note 20)	3,191	3,929
Prepaid expenses	2,921	2,292
Inventories	2,334	1,990
Receivable from IRS derivatives	2,124	2,461
MTM asset on IRS derivatives (note 20)	1,007	2,697
Receivable from TTF linked commodity swap derivatives	—	7,581
Others	7,536	2,968
Other current assets	124,035	71,997
(1) Pertains to outstanding balance receivable from BP Mauritania Investments Limited (“bp”) as of September 30, 2024.
(2) As further discussed in note 14.3, in August 2024 we agreed to a simplification of pre-COD contractual cash flows pursuant to the LOA. Pre-COD contractual cash flows are generally considered prepayments pursuant to the LOA, an agreement that contains a lease. These prepayments comprise prepaid rent (amounts paid/payable by bp to Gimi MS) or lease incentives (amounts paid/payable by Gimi MS to bp). These LOA Prepayments are deferred until lease commencement on COD and are presented on a net basis because these amounts arise from the same contract, which also provides for a contractual right of offset. LOA prepayments as of September 30, 2024 comprised of:
•$81.6 million receivable from bp for the period from January 10, 2024 to September 30, 2024, pursuant to the Amendment Deed;
•$5.7 million receivable/prepayments from bp for temporary crew accommodation arrangements prior to commencement of accelerated commissioning; and
•Offset by $109.9 million total liquidated damages that were paid by Gimi MS to bp for the period from March 17, 2023 to January 9, 2024 (the day prior to arrival at the GTA Hub’s operating boundary on January 10, 2024), pursuant to the Settlement Deed.